Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Aug. 27, 2016
Deferred Tax Assets
Accounts receivable allowances	$ 2,727
Inventories reserves	322
Accrued expenses	2,042
Net operating loss carryforwards	22,122
Stock Compensation	154
Tax Credits	7,976
Other	882
Deferred Tax Assets	36,225
Valuation Allowance	(3,905)
Deferred tax asset, net of valuation allowance	32,320
Deferred tax liabilities:
Prepaid expense	(1,066)
Excess tax over book depreciation	38
Website development costs	(301)
Intangible assets	(106,263)
Other	(287)
Deferred tax liabilities	(107,879)
Net Deferred tax liabilities	$ (75,559)
(Predecessor)
Deferred Tax Assets
Accounts receivable allowances		$ 2,823
Inventories reserves		372
Accrued expenses		1,951
Net operating loss carryforwards		12,264
Stock Compensation		2,107
Tax Credits		0
Other		1,414
Deferred Tax Assets		20,931
Valuation Allowance		(3,891)
Deferred tax asset, net of valuation allowance		17,040
Deferred tax liabilities:
Prepaid expense		(606)
Excess tax over book depreciation		(54)
Website development costs		(317)
Intangible assets		(44,862)
Other		(393)
Deferred tax liabilities		(46,232)
Net Deferred tax liabilities		$ (29,192)